Quarterly Report
August 31, 2022
MFS®  Emerging Markets
Equity Fund
FEM-Q1

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Airlines – 0.4%
Shanghai International Air Co., Ltd. (a)	2,725,208	$22,245,147
Alcoholic Beverages – 5.0%
Ambev S.A., ADR	21,950,916	$63,657,656
China Resources Beer Holdings Co. Ltd.	15,266,000	106,151,344
Jiangsu Yanghe Brewery JSC Ltd., “A”	1,221,082	29,039,696
Kweichow Moutai Co. Ltd., “A”	425,632	118,368,427
		$317,217,123
Automotive – 3.8%
Hero MotoCorp Ltd.	1,824,435	$64,366,607
Mahindra & Mahindra Ltd.	5,328,755	86,657,209
PT United Tractors Tbk	39,713,300	90,570,672
		$241,594,488
Biotechnology – 0.8%
Hugel, Inc. (a)	581,615	$52,641,872
Brokerage & Asset Managers – 1.4%
B3 Brasil Bolsa Balcao S.A.	38,149,500	$86,896,735
Moscow Exchange MICEX-RTS PJSC (a)(u)	65,313,565	0
		$86,896,735
Business Services – 3.7%
Cognizant Technology Solutions Corp., “A”	953,403	$60,226,467
Kingsoft Cloud Holdings, ADR (a)	2,885,522	9,926,196
Tata Consultancy Services Ltd.	3,082,416	123,018,710
Tech Mahindra Ltd.	3,214,797	42,831,088
		$236,002,461
Chemicals – 2.0%
UPL Ltd.	13,381,168	$128,260,370
Computer Software – 3.0%
Naver Corp.	515,222	$91,382,506
NetEase.com, Inc., ADR	1,091,307	96,591,582
		$187,974,088
Computer Software - Systems – 7.5%
Hon Hai Precision Industry Co. Ltd.	28,827,000	$102,923,339
Samsung Electronics Co. Ltd.	8,339,641	369,434,799
		$472,358,138
Construction – 4.6%
Anhui Conch Cement Co. Ltd.	15,597,500	$59,430,475
Gree Electric Appliances, Inc., “A”	11,312,138	52,270,248
Midea Group Co. Ltd., “A”	6,043,732	46,544,817
Techtronic Industries Co. Ltd.	8,454,500	99,467,388
Zhejiang Supor Co. Ltd., “A”	4,648,030	30,861,117
		$288,574,045
Consumer Products – 0.4%
AmorePacific Corp.	249,105	$22,758,386
Consumer Services – 0.3%
New Oriental Education & Technology Group, Inc., ADR (a)	574,657	$16,320,259

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 8.9%
Delta Electronics, Inc.	5,248,000	$45,067,698
Taiwan Semiconductor Manufacturing Co. Ltd.	31,392,695	513,435,811
		$558,503,509
Energy - Integrated – 4.1%
China Petroleum & Chemical Corp.	207,052,000	$97,507,281
Galp Energia SGPS S.A., “B”	9,920,303	107,282,202
LUKOIL PJSC (u)	1,176,212	0
Petroleo Brasileiro S.A., ADR	3,535,641	50,524,310
		$255,313,793
Engineering - Construction – 0.9%
Doosan Bobcat, Inc.	2,315,795	$59,645,220
Food & Beverages – 4.1%
Gruma S.A.B. de C.V.	5,014,818	$54,644,876
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	21,075,800	109,139,636
Orion Corp.	628,147	46,028,064
Tingyi (Cayman Islands) Holding Corp.	26,402,000	46,959,614
		$256,772,190
Food & Drug Stores – 0.5%
Raia Drogasil S.A.	7,618,122	$31,864,204
Forest & Paper Products – 0.3%
Suzano S.A.	2,597,800	$22,101,074
General Merchandise – 1.6%
BIM Birlesik Magazalar A.S.	5,978,509	$35,953,049
Walmart de Mexico S.A.B. de C.V.	19,409,225	63,430,540
		$99,383,589
Insurance – 6.4%
AIA Group Ltd.	12,644,800	$121,942,733
Discovery Ltd. (a)	6,192,824	44,412,260
Ping An Insurance Co. of China Ltd., “H”	20,485,000	120,533,738
Samsung Fire & Marine Insurance Co. Ltd.	788,635	114,693,956
		$401,582,687
Internet – 7.4%
Allegro.eu S.A. (a)	3,984,817	$20,943,131
Baidu, Inc., ADR (a)	254,401	36,626,112
MakeMyTrip Ltd. (a)	1,401,866	46,752,231
Tencent Holdings Ltd.	8,717,500	361,060,684
		$465,382,158
Leisure & Toys – 0.5%
NCsoft Corp.	48,325	$13,575,540
VTech Holdings Ltd.	2,560,800	17,394,554
		$30,970,094
Machinery & Tools – 0.7%
AirTAC International Group	1,756,000	$47,270,799
Major Banks – 1.7%
China Construction Bank Corp.	118,894,490	$73,635,237
Erste Group Bank AG	1,400,804	31,463,554
		$105,098,791

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.2%
Burning Rock Biotech Ltd., ADR (a)	3,564,173	$13,971,558
Metals & Mining – 1.0%
Vale S.A., ADR	4,900,433	$60,863,378
Natural Gas - Distribution – 1.3%
China Resources Gas Group Ltd.	21,091,000	$82,100,168
Network & Telecom – 0.2%
GDS Holdings Ltd., “A” (a)	4,228,200	$14,494,107
Other Banks & Diversified Financials – 8.5%
China Merchants Bank Co Ltd. “A”	6,721,200	$34,010,796
Credicorp Ltd.	751,148	96,815,466
Emirates NBD PJSC	9,995,935	36,330,547
Grupo Financiero Inbursa S.A. de C.V. (a)	6,389,450	10,066,321
HDFC Bank Ltd.	6,805,746	125,810,584
Housing Development Finance Corp. Ltd.	3,850,770	116,867,839
Komercní banka A.S.	1,058,870	24,908,321
Muthoot Finance Ltd.	1,312,752	17,302,665
Sberbank of Russia PJSC (a)(u)	50,760,059	0
Tisco Financial Group PCL	27,221,600	69,990,401
		$532,102,940
Pharmaceuticals – 0.4%
Genomma Lab Internacional S.A., “B”	33,150,441	$27,100,874
Precious Metals & Minerals – 0.9%
Gold Fields Ltd., ADR	4,766,833	$38,563,679
Polymetal International PLC	6,292,661	15,424,497
		$53,988,176
Real Estate – 2.6%
Emaar Properties PJSC	40,280,141	$68,425,565
ESR Group Ltd.	17,958,400	50,291,979
Hang Lung Properties Ltd.	17,590,000	29,314,052
Swire Properties Ltd.	7,477,000	17,246,482
		$165,278,078
Restaurants – 2.6%
Yum China Holdings, Inc.	3,289,520	$164,837,847
Specialty Chemicals – 0.9%
PTT Global Chemical PLC	42,157,100	$54,918,402
Specialty Stores – 7.7%
Alibaba Group Holding Ltd. (a)	1,696,600	$20,201,363
Alibaba Group Holding Ltd., ADR (a)	2,355,157	224,705,529
JD.com, Inc., “A”	1,081,759	34,235,258
JD.com, Inc., ADR	126,450	8,028,311
Lojas Renner S.A.	17,043,877	86,719,865
Meituan, “B” (a)	1,318,000	31,583,508
Multiplan Empreendimentos Imobiliarios S.A.	6,539,810	30,295,521
Vipshop Holdings Ltd., ADR (a)	3,979,100	46,197,351
		$481,966,706

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 1.6%
Etihad Etisalat Co.	5,540,419	$53,945,021
PT Telekom Indonesia	160,267,000	49,238,169
		$103,183,190
Telephone Services – 0.8%
Hellenic Telecommunications Organization S.A.	3,274,168	$52,185,370
Total Common Stocks		$6,213,722,014
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 2.21% (v)	71,069,015	$71,069,015

Other Assets, Less Liabilities – 0.2%		9,898,397
Net Assets – 100.0%		$6,294,689,426
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $71,069,015 and $6,213,722,014, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PCL	Public Company Limited
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$664,164,359	$1,443,413,047	$—	$2,107,577,406
South Korea	—	770,160,343	—	770,160,343
India	46,752,231	705,115,072	—	751,867,303
Taiwan	—	708,697,647	—	708,697,647
Brazil	432,922,743	—	—	432,922,743
Hong Kong	29,314,052	306,343,136	—	335,657,188
Mexico	155,242,611	—	—	155,242,611
Indonesia	139,808,841	—	—	139,808,841
Thailand	—	124,908,803	—	124,908,803
Other Countries	433,856,356	253,022,773	0	686,879,129
Mutual Funds	71,069,015	—	—	71,069,015
Total	$1,973,130,208	$4,311,660,821	$0	$6,284,791,029
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 5/31/22	$9,364,582
Change in unrealized appreciation or depreciation	(9,364,582)
Balance as of 8/31/22	$0
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2022 is $(9,364,582). At August 31, 2022, the fund held three level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$149,697,470	$280,369,706	$358,998,945	$(6,236)	$7,020	$71,069,015
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$386,158	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2022, are as follows:
China	33.5%
South Korea	12.2%
India	11.9%
Taiwan	11.3%
Brazil	6.9%
Hong Kong	5.3%
Mexico	2.5%
United States	2.3%
Indonesia	2.2%
Other Countries	11.9%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.